Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Summary of detailed information of provision

Details of the provisions are as follows:

At December 31, 2023	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Service warranties	Total Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Business combinations (Note 6)	10,405	—	10,405	—	—
Charge / (Credit) to results:	1,127	865	1,992	434	434
(+) additional provisions recognized (net)	1,245	3,060	4,305	—	—
(+/-) Short-term transferred	—	(1,752)	(1,752)	1,752	1,752
(-) Amounts used during the year	(118)	(443)	(561)	(1,318)	(1,318)
Carrying amount at year end	11,652	2,184	13,836	1,752	1,752

At December 31, 2022	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Service warranties	Total Current
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit) to results:	116	961	1,077	777	777
(+) additional provisions recognized (net)	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)
Carrying amount at year end	120	1,319	1,439	1,318	1,318